Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2024 up through April 23, 2025, which is the date that these consolidated financial statements are available to be issued, other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.